Other Non-Current Financial Assets	12 Months Ended
Mar. 31, 2025
Other Non-Current Financial Assets [Abstract]
OTHER NON-CURRENT FINANCIAL ASSETS

NOTE 10A — Other non-current financial assetS

Other non-current financial assets consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Deposits	$309,730	$285,523
	$309,730	$285,523